Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net
The Company records depreciation and amortization using the straight-line method, based on the following estimated useful lives:

Buildings	20-40 years
Furniture and equipment	4-18 years
Computer equipment and software	1-5 years
Property and equipment, net consisted of the following amounts on the dates set forth below:

	December 31,
	2019	2018
Land	$6,795	$6,809
Buildings and leasehold improvements	384,975	345,262
Furniture and equipment	264,233	245,522
Computer equipment and software	311,381	307,126
Construction-in-progress, including information
technology systems under development	76,972	39,110
Total property and equipment	1,044,356	943,829
Less: accumulated depreciation and amortization	(585,511)	(544,726)
Property and equipment, net	$458,845	$399,103